Consolidated Statements of Profit & Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Revenue	$ 487,763	$ 386,470	$ 373,473
Cost of sales and services (excluding depreciation and amortization)	(336,298)	(282,086)	(256,036)
Depreciation and amortization	(53,116)	(33,135)	(31,141)
Gross profit	98,349	71,249	86,296
Selling, general and administrative expenses	(75,727)	(49,957)	(36,436)
Other (expenses)/income	(81)	1,721	6,114
Operating profit	22,541	23,013	55,974
Financing expenses	(144,295)	(51,174)	(29,946)
Financing income	2,934	14,291	17,679
Financing expenses, net	(141,361)	(36,883)	(12,267)
(Losses)/gains related to Qoros	(251,483)	309,918	(7,813)
(Losses)/gains related to ZIM	(204)	43,505	0
Share in profit/(losses) of associated companies, net	1,250,149	160,894	(41,430)
Profit/(loss) before income taxes	879,642	500,447	(5,536)
Income tax expense	(4,325)	(4,698)	(16,675)
Profit/(loss) for the year from continuing operations	875,317	495,749	(22,211)
Gain/(loss) for the year from discontinued operations
-Recovery of retained claims, net	0	8,476	25,666
-Other	0	0	(1,013)
Profit for the year from discontinued operations (after tax) attributable to Kenon’s shareholders	0	8,476	24,653
Profit for the year	875,317	504,225	2,442
Attributable to:
Kenon’s shareholders	930,273	507,106	(13,359)
Non-controlling interests	(54,956)	(2,881)	15,801
Profit for the year	$ 875,317	$ 504,225	$ 2,442
Basic/diluted profit/(loss) per share attributable to Kenon’s shareholders (in dollars):
Basic/diluted profit/(loss) per share	$ 17.27	$ 9.41	$ (0.25)
Basic/diluted profit/(loss) per share from continuing operations	17.27	9.25	(0.71)
Basic/diluted profit per share from discontinued operations	$ 0	$ 0.16	$ 0.46
ZIM [Member]
Statement Line Items [Line Items]
Share in profit/(losses) of associated companies, net	$ 1,260,993	$ 167,142	$ (4,374)
OPC's associated companies
Statement Line Items [Line Items]
Share in profit/(losses) of associated companies, net	(10,844)	0	0
Qoros [Member]
Statement Line Items [Line Items]
Share in profit/(losses) of associated companies, net	$ 0	$ (6,248)	$ (37,056)